                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                                    FORM N-Q

             QUARTERLY SECHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8942

                         FIRST CAROLINA INVESTORS, INC.
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             9347 A FOUNDERS STREET
                         FORT MILL, SOUTH CAROLINA 29708
     -----------------------------------------------------------------------
                     (Address of principal executive office)

                                 Brent D. Baird
                         First Carolina Investors, Inc.
                             9347 A Founders Street
                         Fort Mill, South Carolina 29708
     -----------------------------------------------------------------------
                     (Name and address of agent of service)

               Registrant's telephone number, including area code:
                                  803-802-0890

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005


       Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimated and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.   Schedule of Investments.  The schedule of investments are as follows:

                         FIRST CAROLINA INVESTORS, INC.

                            QUARTERLY HOLDINGS REPORT
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


                                                        Principal
                                                        Amount or
                                                        No. Shares   Fair Value
                                                        ----------   ----------
Common and Preferred Stocks - 85.7%

Financial Services  - 73.5%
    Aon Corporation..................................    100,000    $ 2.284,000
    Evans Bancorp, Inc...............................     70,619      1,678,472
    Finova Group, Inc................................  2,000,000        190,000
    Keycorp..........................................    100,000      3,245,000
    M & T Bank Corporation...........................    225,000     22,963,500
    Merchantile Bankshares Corporation...............     58,800      2,990,568
    Merchants Group, Inc.............................    121,100      2,942,730
    Ravensource Fund.................................     74,000        452,806

Manufacturing - 14.1%
    Allied Healthcare Products, Inc..................    828,000      5,348,880
    High Falls Brewery Company, LLC..................    193,900              0
    Sun-Rype Products Ltd............................    177,200      1,670,465

Services - 7.7%
    Alderwoods Group, Inc............................    265,745      3,305,868
    Halterm Income Fund..............................    123,300        555,713

Diversified - 4.7%
    First Union Real Estate Equity & Mortgage
     Investments Preferred Conv Ser A................     91,000      2,343,250
                                                                    -----------
Total Common and Preferred Stocks....................                49,971,252
                                                                    -----------
Debentures - 14.3%
    AMR Corporation.................................. $1,000,000        745,000
    Call-Net Enterprises, Inc.  10.625% Senior
     Secured Notes due 2009.......................... $5,000,000      5,250,000
    High Falls Brewery Company, LLC 12%  Notes
     due 2004  ...................................... $1,110,000              0
    Moran Energy, Inc. 8.75% Sub Notes due 2008...... $   22,000         21,560
    St. Paul Associates, LLC 12% Note due 2009....... $  180,771        180,771
    Sea Containers Ltd. 10.5% Notes due 2012......... $2,000,000      2,162,500
                                                                    -----------
Total Debentures.....................................                 8,359,831

                                                                    -----------
Total Investments in Securities......................               $58,331,083
                                                                    -----------

At March 31, 2005, the Registrant held short term investments consisting of a money market mutual fund of $7,632,777.

Item 2.   Controls and Procedures

(a) The Registrant's principal executive officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibit.

A separate certification from the principal executive officer as required pursuant to Rule 30a-2(a) under the 1940 Act is attached.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST CAROLINA INVESTORS, INC.

By:   /s/ Brent D. Baird
      -------------------
      Chief Executive Officer / President

May 27, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below the following person on behalf of the Registrant and its capacities and on the date indicated.

FIRST CAROLINA INVESTORS, INC.

By:   /s/ Brent D. Baird
      -------------------
      Chief Executive Officer / President

May 27, 2005

The Registrant has no chief financial officer.